Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule Of Segment Information By Geographic Area And Property Type
Information by geographic area and property type (dollars in thousands):
For the year ended December 31, 2013:

	Boston	New York	San Francisco	Washington, DC	Total
Rental Revenue:
Class A Office	$665,991	$725,566	$214,755	$381,359	$1,987,671
Office/Technical	22,617	—	17,259	15,649	55,525
Residential	4,395	—	—	17,923	22,318
Hotel	40,330	—	—	—	40,330
Total	733,333	725,566	232,014	414,931	2,105,844
% of Grand Totals	34.82%	34.46%	11.02%	19.70%	100.00%
Rental Expenses:
Class A Office	259,997	251,640	77,905	126,507	716,049
Office/Technical	6,879	—	3,708	4,190	14,777
Residential	1,823	—	—	10,307	12,130
Hotel	28,447	—	—	—	28,447
Total	297,146	251,640	81,613	141,004	771,403
% of Grand Totals	38.52%	32.62%	10.58%	18.28%	100.00%
Net operating income	$436,187	$473,926	$150,401	$273,927	$1,334,441
% of Grand Totals	32.69%	35.51%	11.27%	20.53%	100.00%

For the year ended December 31, 2012:

	Boston	New York	San Francisco	Washington, DC	Total
Rental Revenue:
Class A Office	$617,652	$543,194	$208,177	$346,402	$1,715,425
Office/Technical	22,460	—	494	16,264	39,218
Residential	3,936	—	—	16,632	20,568
Hotel	37,915	—	—	—	37,915
Total	681,963	543,194	208,671	379,298	1,813,126
% of Grand Totals	37.61%	29.96%	11.51%	20.92%	100.00%
Rental Expenses:
Class A Office	242,904	187,987	75,542	111,049	617,482
Office/Technical	6,499	—	149	3,966	10,614
Residential	1,675	—	—	9,317	10,992
Hotel	28,120	—	—	—	28,120
Total	279,198	187,987	75,691	124,332	667,208
% of Grand Totals	41.85%	28.18%	11.34%	18.63%	100.00%
Net operating income	$402,765	$355,207	$132,980	$254,966	$1,145,918
% of Grand Totals	35.15%	31.00%	11.60%	22.25%	100.00%

For the year ended December 31, 2011:

	Boston	New York	San Francisco	Washington, DC	Total
Rental Revenue:
Class A Office	$537,743	$521,439	$207,003	$340,470	$1,606,655
Office/Technical	25,349	—	—	16,236	41,585
Residential	985	—	—	5,632	6,617
Hotel	34,529	—	—	—	34,529
Total	598,606	521,439	207,003	362,338	1,689,386
% of Grand Totals	35.43%	30.87%	12.25%	21.45%	100.00%
Rental Expenses:
Class A Office	206,469	181,269	72,122	95,804	555,664
Office/Technical	7,245	—	—	4,280	11,525
Residential	521	—	—	4,958	5,479
Hotel	26,128	—	—	—	26,128
Total	240,363	181,269	72,122	105,042	598,796
% of Grand Totals	40.14%	30.27%	12.05%	17.54%	100.00%
Net operating income	$358,243	$340,170	$134,881	$257,296	$1,090,590
% of Grand Totals	32.85%	31.19%	12.37%	23.59%	100.00%

Schedule Of Reconciliation Of Net Operating Income To Net Income
The following is a reconciliation of Net Operating Income to net income attributable to Boston Properties Limited Partnership:

	Year ended December 31,
	2013	2012	2011
Net Operating Income	$1,334,441	$1,145,918	$1,090,590
Add:
Development and management services income	29,695	34,060	33,406
Income from unconsolidated joint ventures	75,074	49,078	85,896
Gains on consolidation of joint ventures	385,991	—	—
Interest and other income	8,310	10,091	5,358
Gains (losses) from investments in securities	2,911	1,389	(443)
Gains (losses) from early extinguishments of debt	122	(4,453)	(1,494)
Income from discontinued operations	8,022	9,806	10,876
Gains on sales of real estate from discontinued operations	115,459	38,445	—
Gain on forgiveness of debt from discontinued operations	20,736	—	—
Less:
General and administrative expense	115,329	90,129	87,101
Transaction costs	1,744	3,653	1,987
Depreciation and amortization expense	552,589	437,692	421,519
Interest expense	446,880	410,970	391,533
Impairment loss	4,401	—	—
Impairment loss from discontinued operations	2,852	—	—
Noncontrolling interest in property partnerships	1,347	3,792	1,558
Noncontrolling interest—redeemable preferred units	14,103	3,497	3,339
Net income attributable to Boston Properties Limited Partnership	$841,516	$334,601	$317,152